LM Institutional Fund Advisors I, Inc.
                       100 Light Street
                     Baltimore, MD 21202



                                            August 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      LM Institutional Fund Advisors I, Inc. ("Registrant")

Ladies and Gentlemen:

         On behalf of the Registrant, the undersigned hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 would not have differed from those included in Post-Effective Amendment No. 22 to the Registrant's Registration Statement, as filed electronically with the Securities and Exchange Commission on August 1, 2000.

                                          LM INSTITUTIONAL FUND ADVISORS I, INC.



                                            By:  /s/ Marie K. Karpinski
                                                    Marie Karpinski
                                                    Vice President and Treasurer